Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Group’s contractual obligations as of June 30, 2023:
	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$

Long-term bank borrowings (i)	10,000	1,379	-	10,000	-	-
Operating lease liabilities (ii)	5,632	776	1,271	1,837	1,967	557
Loan payable to WuYi Transportation Construction (iii)	6,500	896	6,500	-	-	-
Payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) (iv)	1,281	177	1,281	-	-	-
Total	23,413	3,228	9,477	11,785	1,991	1,013
(i)	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2023 is discussed in Note 13 BANK BORROWINGS.
(ii)	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2023, 2022 is discussed in Note 15 LEASES.
(iii)	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2023 is discussed in Note 16 LOAN PAYABLES and Note 23 SUBSEQUENT EVENTS.
(iv)	AHYS’s commitment for the payables to Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) as of June 30, 2023 is discussed in Note 23 SUBSEQUENT EVENTS.